United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

	Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment:		|_|;	Amendment Number:__

This Amendment (Check only one):	|_|	is a restatement
					|_| adds new holding entries

Institutional Manager Filing this Report:

Name:		Pivot Capital Advisors, LLC

Address:		52 Vanderbilt Avenue
			Suite 2005
			New York, New York 10017

13F File Number:	028-12385

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Andrew Atha
Title:	Chief Financial Officer
Phone:	(212 328-1072

Signature, Place and Date of Signing:

				New York, NY		       October 22, 2009
------------------		---------------------		--------------
[Signature]			[City, State]			[Date]

Report Type:	(Check only one):

[x]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report).

[ ]	13F NOTICE.  (Check here if no holdings reported are in
this report, and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:	None




Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		139

Form 13F Information Table Value Total:		$ 42,414
						(x1000)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F File number(s) of all institutional investment managers with respect to which this report is filled, other than the manager filing this report.

No.		Form 13F File Number		Name
---		--------------------		----


								FORM 13F INFORMATION TABLE
									SEPTEMBER 30, 2009

COLUMN 1				COLUMN 2	   COLUMN 3	  COLUMN 4	COLUMN 5	COLUMN 6  COLUMN 7	COLUMN 8


                                       TITLE                            VALUE     SHRS OR    SH/ PUT/   INVSTMT  OTHER      VOTING
Name of Issuer                         OF CLASS     	    CUSIP       (X$1000)  PRN AMT    PRN CALL   DSCRTN   MGRS       Sole
					---------	    -----	--------   -------   --- ----   ------   ----	    ----
3 M CO                                   COM               88579Y101         332       4,500    SH       SOLE     None     4,500
ABERCROMBIE & FITCH                      CL A              002896207         123       3,750    SH       SOLE     None     3,750
ADVANCE AUTO PTS INC                     COM               00751Y106         766      19,500    SH       SOLE     None    19,500
AEROPOSTALE                              COM               007865108         217       5,000    SH       SOLE     None     5,000
AFC ENTERPRISES INC                      COM               00104Q107         357      42,353    SH       SOLE     None    42,353
AMERICAN EAGLE OUTFITTERS INC            COM               02553E106         228      13,500    SH       SOLE     None    13,500
AMERICAN TOWER                           COM               029912201         328       9,000    SH       SOLE     None     9,000
APPLE INC                                COM               037833100         352       1,900    SH       SOLE     None     1,900
ARIBA INC                                COM               04033V203         209      18,000    SH       SOLE     None    18,000
AT&T INC                                 COM               00206R102         419      15,515    SH       SOLE     None    15,515
AUTOZONE INC                             COM               053332102         512       3,500    SH       SOLE     None     3,500
AVIS BUDGET GROUP                        COM               053774105         100       7,500    SH       SOLE     None     7,500
BANK OF AMERICA CORP                     COM               060505104         228      13,500    SH       SOLE     None    13,500
BED BATH BEYOND INC                      COM               075896100         150       4,000    SH       SOLE     None     4,000
BEST BUY INC                             COM               086516101         582      15,500    SH       SOLE     None    15,500
BIG 5 SPORTING GOODS CORP                COM               08915P101         136       9,000    SH       SOLE     None     9,000
BIG LOTS INC                             COM               089302103         375      15,000    SH       SOLE     None    15,000
BJS WHSL CLUB INC                        COM               05548J106         507      14,000    SH       SOLE     None    14,000
BLACK & DECKER CORP                      COM               091797100          69       1,500    SH       SOLE     None     1,500
BRINKER INTL INC                         COM               109641100         189      12,000    SH       SOLE     None    12,000
BURGER KING HOLDINGS INC                 COM               121208201         123       7,000    SH       SOLE     None     7,000
CARTER HOLDINGS INC                      COM               146229109         481      18,000    SH       SOLE     None    18,000
CENTRAL GARDEN & PET CO                  COM               153527106         179      15,225    SH       SOLE     None    15,225
CHARMING SHOPPES INC                     COM               161133103          74      15,000    SH       SOLE     None    15,000
CISCO SYSTEMS INC                        COM               17275R102         339      14,386    SH       SOLE     None    14,386
CKE RESTAURANTS INC                      COM               12561E105          94       9,000    SH       SOLE     None     9,000
CLOROX CO                                COM               189054109         265       4,500    SH       SOLE     None     4,500
COACH INC                                COM               189754104         132       4,000    SH       SOLE     None     4,000
COCA COLA CO                             COM               191216100         285       5,312    SH       SOLE     None     5,312
COLLECTIVE BRANDS INC                    COM               19421W100         104       6,000    SH       SOLE     None     6,000
COLUMBIA SPORTSWEAR CO                   COM               198516106         123       2,990    SH       SOLE     None     2,990
COMCAST CORP                             CL A              20030N200         394      24,500    SH       SOLE     None    24,500
COMMSCOPE INC                            COM               203372107         269       9,000    SH       SOLE     None     9,000
SELECT SECTOR SPDR TR                    SBI CONS STPLS    81369Y308         793      31,150    SH       SOLE     None    31,150
CORNING INC                              COM               219350105         367      24,000    SH       SOLE     None    24,000
CVS CAREMARK CORP                        COM               126650100         957      26,787    SH       SOLE     None    26,787
D.R. HORTON INC                          COM               23331A109         108       9,454    SH       SOLE     None     9,454
DARDEN RESTAURANTS INC                   COM               237194105         154       4,502    SH       SOLE     None     4,502
DIAMONDS TR                              UNIT SER 1        252787106         552       5,685    SH       SOLE     None     5,685
DIRECTV GROUP INC                        COM               25459L106         209       7,582    SH       SOLE     None     7,582
DISCOVERY COMMUNICATIONS NEW             COM SER A         25470F104         347      12,000    SH       SOLE     None    12,000
DOLLAR TREE INC                          COM               256746108          73       1,500    SH       SOLE     None     1,500
DONNELLEY R R & SONS CO                  COM               257867101         255      12,000    SH       SOLE     None    12,000
DRESS BARN INC                           COM               261570105         403      22,500    SH       SOLE     None    22,500
DUPONT FABROS TECH REIT                  REIT              26613Q106         125       9,385    SH       SOLE     None     9,385
ELECTRONIC ARTS INC                      COM               285512109         171       9,000    SH       SOLE     None     9,000
SELECT SECTOR SPDR TR                    SBI INT-ENERGY    81369Y506         423       7,850    SH       SOLE     None     7,850
ESTEE LAUDER COMPANIES INC               CL A              518439104         260       7,000    SH       SOLE     None     7,000
ETHAN ALLEN INTERIORS INC                COM               297602104         190      11,500    SH       SOLE     None    11,500
EXIDE TECHNOLOGIES                       COM               302051206         150      18,779    SH       SOLE     None    18,779
SELECT SECTOR SPDR TR                    SBI INT-FINL      81369Y605          52       3,500    SH       SOLE     None     3,500
FINISH LINE INC                          CL A              317923100         122      12,000    SH       SOLE     None    12,000
FORD MOTOR COMPANY                       COM               345370860         288      40,000    SH       SOLE     None    40,000
FORTUNE BRANDS                           COM               349631101         273       6,350    SH       SOLE     None     6,350
GAMESTOP CORP                            CL A              36467W109         238       9,000    SH       SOLE     None     9,000
GANNETT CO INC                           COM               364730101           0           2    SH       SOLE     None         2
GAP INC                                  COM               364760108         417      19,500    SH       SOLE     None    19,500
GENERAL ELECTRIC CO                      COM               369604103          33       2,000    SH       SOLE     None     2,000
GENERAL MLS INC                          COM               370334104         386       6,000    SH       SOLE     None     6,000
GENESCO INC                              COM               371532102         316      13,123    SH       SOLE     None    13,123
GOODYEAR TIRE & RUBR CO                  COM               382550101         383      22,500    SH       SOLE     None    22,500
GRACE W R & CO                           COM               38388F108         217      10,000    SH       SOLE     None    10,000
GROUP 1 AUTOMOTIVE INC                   COM               398905109         181       6,750    SH       SOLE     None     6,750
HARMAN INTERNATIONAL INDUSTRIES          COM               413086109         203       6,000    SH       SOLE     None     6,000
HASBRO INC                               COM               418056107         250       9,000    SH       SOLE     None     9,000
HERTZ GLOBAL HOLDING                     COM               42805T105         120      11,110    SH       SOLE     None    11,110
HEWLETT-PACKARD CO                       COM               428236103       1,386      29,365    SH       SOLE     None    29,365
HILLTOP HLDGS INC                        COM               432748101          69       5,609    SH       SOLE     None     5,609
HOME DEPOT INC                           COM               437076102         393      14,757    SH       SOLE     None    14,757
HONEYWELL INTERNATIONAL INC              COM               438516106         373      10,049    SH       SOLE     None    10,049
HSN INC                                  COM               404303109         560      34,405    SH       SOLE     None    34,405
INTEL CORP                               COM               458140100         225      11,500    SH       SOLE     None    11,500
INTL BUSINESS MACHS CORP                 COM               459200101       1,294      10,817    SH       SOLE     None    10,817
ISHARES TR                               RUSSELL1000GRW    464287614          93       2,000    SH       SOLE     None     2,000
JC PENNEY CO INC                         COM               708160106         160       4,750    SH       SOLE     None     4,750
JOHNSON CTLS INC                         COM               478366107         262      10,250    SH       SOLE     None    10,250
JPMORGAN CHASE & CO                      COM               46625H100         572      13,058    SH       SOLE     None    13,058
KB HOME                                  COM               48666K109         112       6,764    SH       SOLE     None     6,764
KELLOGG CO                               COM               487836108         222       4,500    SH       SOLE     None     4,500
KIRKLANDS INC                            COM               497498105         154      10,800    SH       SOLE     None    10,800
KOHLS CORP                               COM               500255104         257       4,500    SH       SOLE     None     4,500
LAMAR ADVERTISING CO                     CL A              512815101         188       6,850    SH       SOLE     None     6,850
LASERCARD CORP                           COM               51807U101         795      94,168    SH       SOLE     None    94,168
LIBERTY MEDIA CORP NEW                   ENT COM SER A     53071M500         715      22,996    SH       SOLE     None    22,996
LEAP WIRELESS INTERNATIONAL INC          COM               521863308          59       3,000    SH       SOLE     None     3,000
LENNAR CORP                              CL A              526057104          24       1,717    SH       SOLE     None     1,717
LIBERTY MEDIA HLDG CORP COM              INT COM SER A     53071M104         806      73,500    SH       SOLE     None    73,500
LIBERTY MEDIA HLDG CORP                  COM               53071M302         408      19,500    SH       SOLE     None    19,500
LIMITED BRANDS INC                       COM               532716107         153       9,000    SH       SOLE     None     9,000
LIZ CLAIBORNE INC                        COM               539320101         118      24,000    SH       SOLE     None    24,000
LOWES COS INC                            COM               548661107         471      22,500    SH       SOLE     None    22,500
M D C HLDGS INC MEDIUM TERM SR           COM               552676108          54       1,556    SH       SOLE     None     1,556
MATTEL INC                               COM               577081102         264      14,300    SH       SOLE     None    14,300
MERCK & CO INC                           COM               589331107         209       6,611    SH       SOLE     None     6,611
MICROSOFT CORP                           COM               594918104       1,053      40,936    SH       SOLE     None    40,936
MIDCAP SPDR TR                           UNIT SER 1        595635103         814       6,500    SH       SOLE     None     6,500
NEWS CORP                                CL A              65248E104         114       9,550    SH       SOLE     None     9,550
NIKE INC                                 CL B              654106103         291       4,500    SH       SOLE     None     4,500
NORDSTROM INC                            COM               655664100         183       6,000    SH       SOLE     None     6,000
NVR INC                                  COM               62944T105         104         163    SH       SOLE     None       163
OFFICEMAX INC                            COM               67622P101          50       4,000    SH       SOLE     None     4,000
ORBITZ WORLDWIDE INC                     COM               68557K109         130      21,000    SH       SOLE     None    21,000
OWENS ILL INC                            COM               690768403         553      14,982    SH       SOLE     None    14,982
PEP BOYS-MANNY MOE & JACK                COM               713278109         117      12,000    SH       SOLE     None    12,000
PEPSICO INC                              COM               713448108         176       3,000    SH       SOLE     None     3,000
PFIZER INC                               COM               717081103          66       4,000    SH       SOLE     None     4,000
PHILLIPS-VAN HEUSEN CORP                 COM               718592108         407       9,500    SH       SOLE     None     9,500
PIER 1 IMPORTS INC                       COM               720279108         151      39,000    SH       SOLE     None    39,000
PLANTRONICS INC                          COM               727493108         541      20,170    SH       SOLE     None    20,170
PROSHARES TR                             ETF               74347R883         222       5,500    SH       SOLE     None     5,500
PULTE HOMES INC                          COM               745867101         226      20,607    SH       SOLE     None    20,607
QUALCOMM INC                             COM               747525103         281       6,250    SH       SOLE     None     6,250
RADIOSHACK CORP                          COM               750438103         174      10,500    SH       SOLE     None    10,500
REGAL ENTERTAINMENT GROUP                CL A              758766109         129      10,500    SH       SOLE     None    10,500
ROSS STORES                              COM               778296103         358       7,500    SH       SOLE     None     7,500
ROVI CORPORATION                         COM               779376102         463      13,791    SH       SOLE     None    13,791
SAFEWAY INC                              COM NEW           786514208         138       7,000    SH       SOLE     None     7,000
SKECHERS U S A INC                       CL A              830566105          27       1,600    SH       SOLE     None     1,600
SONIC AUTOMOTIVE INC                     CL A              83545G102         126      12,000    SH       SOLE     None    12,000
STAPLES INC                              COM               855030102         250      10,750    SH       SOLE     None    10,750
TARGET CORP                              COM               87612E106         365       7,826    SH       SOLE     None     7,826
SELECT SECTOR SPDR TR                    SBI INT-TECH      81369Y803         187       8,963    SH       SOLE     None     8,963
THE RYLAND GROUP INC                     COM               783764103         114       5,426    SH       SOLE     None     5,426
THE SCOTTS MIRACLE-GRO CO                CL A              810186106         236       5,500    SH       SOLE     None     5,500
TICKEMASTER ENTERTAINMENT, INC           COM               88633P302         228      19,500    SH       SOLE     None    19,500
TIME WRNR INC                            COM               887317303         619      21,509    SH       SOLE     None    21,509
TJX COS INC                              COM               872540109         613      16,500    SH       SOLE     None    16,500
TOLL BROTHERS INC                        COM               889478103         100       5,134    SH       SOLE     None     5,134
UNITED TECHNOLOGIES CORP                 COM               913017109          61       1,000    SH       SOLE     None     1,000
VF CORP                                  COM               918204108         321       4,435    SH       SOLE     None     4,435
VIACOM INC                               CL B              92553P201         331      11,796    SH       SOLE     None    11,796
VIRGIN MEDIA INC                         COM               92769L101         835      60,000    SH       SOLE     None    60,000
WALGREEN CO                              COM               931422109         302       8,050    SH       SOLE     None     8,050
WAL-MART STORES INC                      COM               931142103       1,032      21,022    SH       SOLE     None    21,022
WARNACO GROUP INC                        COM               934390402         461      10,500    SH       SOLE     None    10,500
WELLS FARGO COMPANY                      COM               949746101          56       2,000    SH       SOLE     None     2,000
WET SEAL INC                             CL A              961840105         363      96,000    SH       SOLE     None    96,000
WOLVERINE WORLD WIDE INC                 COM               978097103         224       9,000    SH       SOLE     None     9,000
XEROX CORP                               COM               984121103         363      46,848    SH       SOLE     None    46,848